Shareholder Fees ((WFA Income Funds - R6), (Wells Fargo Advantage Short Duration Government Bond Fund), Class R6)	0 Months Ended
Jan. 01, 2013
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none